Investments in Associates and Joint Ventures - Summary of Sale of PCEV Shares to MPIC (Detail) - PHP (₱) ₱ in Millions								12 Months Ended
	Jul. 31, 2018	Dec. 18, 2017	Jun. 13, 2017	May 30, 2016	Apr. 14, 2015	Jun. 24, 2014	Jun. 06, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold					112,710,000	56,350,000
Selling Price	₱ 1,152	₱ 1,294	₱ 21,800	₱ 26,200	₱ 26,487	₱ 13,243
Realized portion of deferred gain on the transfer of Beacon and Manila Electric Company, or Meralco, shares			₱ 4,962	₱ 4,962	₱ 2,838	₱ 1,418		₱ 144	₱ 6,512	₱ 7,365
Preferred Shares [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold			458,000,000	458,000,000			282,000,000
Selling Price							₱ 3,563
Realized portion of deferred gain on the transfer of Beacon and Manila Electric Company, or Meralco, shares							₱ 2,012
Common Stock [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold			646,000,000	646,000,000